Sale Of Management/Deconsolidation of Navios Containers - Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Subsidiary or Equity Method Investee [Line Items]
Net loss attributable to Navios Holdings common stockholders	$ 0	$ (3,055)	$ 0	$ (3,294)
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Revenue		33,678		65,510
Time charter, voyage and port terminal expenses		(1,335)		(2,982)
Direct vessel expenses		(16,828)		(32,725)
General and administrative expenses		(2,570)		(5,064)
Depreciation and amortization		(8,514)		(17,074)
Interest expense and finance cost, net		(4,113)		(7,666)
Other expense, net		(3,373)		(3,293)
Net loss from discontinued operations		(3,055)		(3,294)
Less: Net loss attributable to the noncontrolling interest		2,943		3,174
Net loss attributable to Navios Holdings common stockholders		$ (112)		$ (120)